Mine Development	12 Months Ended
Jun. 30, 2022
5. Mine Development

5. Mine Development

Molo Graphite Mine, Southern Madagascar Region, Madagascar

On February 15, 2019, the Company received a 40-year mining license for the Molo Graphite Project from the Madagascar Government which does not limit mining to any specific volume and is subject to a 2% gross revenue royalty. On April 11, 2019, the Company also received the Global Environmental Permit for the Molo Graphite Project from the Madagascar Ministry of Environment’s Office National pour l'Environnement (the National Office for the Environment; or “ONE”).

Phase 1

On February 8, 2021, the Company announced that it entered into a binding agreement with Vision Blue Resources Limited (“Vision Blue”) to provide a financing package (the “Financing Package”) for total gross proceeds of $29.5 million. The proceeds of the Financing Package will be used to complete construction of Phase 1 of the Company’s Molo Graphite Mine. The Financing Package consisted of an initial private placement of $6.0 million (completed on March 15, 2021), a second private placement for $12.5 million (completed on May 19, 2021), and a $11.0 million royalty financing agreement ($8.0 million received on June 28, 2021 and $3.0 million received on August 17, 2022). Vision Blue was also granted a right of first refusal to finance a Phase 2 expansion of the mine.

On March 29, 2021, the Company announced the initiation of construction for Phase 1 of the Molo Graphite Mine with a production capacity of 17,000 tpa of SuperFlake® graphite concentrate. Completion of construction activities and the start of mining is expected in November 2022. Completion of construction activities and the start of mining activities is expected in November 2022. Plant commissioning is expected in December 2022 followed by a ramp up period of up to three months prior to declaring commercial production.

Phase 2 Expansion

On April 27, 2022, the Company released a Preliminary Economic Assessment (“PEA”) considering a Phase 2 expansion of the Molo Graphite Mine consisting of a stand-alone processing plant with a production capacity of 150,000 tpa. The Company has initiated a Feasibility Study and a front-end engineering design (“FEED”) study for the Phase 2 expansion considered in the PEA. The Feasibility Study is expected to be completed in December 2022 and the FEED study is expected to be completed after considering Phase 1 operational results. The Company will assess the results of the Feasibility and FEED studies prior to making a final construction decision.